United States

Securities and Exchange Commission

Washington, D.C. 20549

Amended

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/14

Date of Reporting Period: Quarter ended 09/30/13

Item 1. Schedule of Investments

Federated Bank Loan Core Fund
Portfolio of Investments
September 30, 2013 (unaudited)
Principal Amount or Shares		Value
	FLOATING RATE LOANS—97.5%
	Aerospace/Defense—0.8%
$2,967,625	TransDigm, Inc., Term Loan—Institutional, 3.75%, 2/28/2020	$2,960,428
	Automotive—4.5%
1,995,000	Affinia Group, Inc., Term Loan—Institutional, 4.75%, 4/25/2020	2,003,728
645,662	August Schrader, Term Loan—Institutional, 5.00%, 4/27/2018	646,469
839,341	August Schrader, Term Loan—Institutional, 5.00%, 4/27/2018	840,390
1,500,000	Autoparts Holdings, Term Loan—Institutional, 10.50%, 1/29/2018	1,457,498
1,955,000	Chrysler Group LLC, Term Loan—Institutional, 4.25%, 5/24/2017	1,972,722
1,985,000	Remy International, Inc., Term Loan—Institutional, 4.25%, 3/5/2020	1,993,694
3,500,000	Schaeffler AG, Term Loan—Institutional, 4.25%, 1/27/2017	3,518,970
2,995,000	Tower Automotive Holdings, Term Loan—Institutional, 4.75%, 4/23/2020	3,004,360
1,458,750	United Components, Inc., Term Loan—Institutional, 5.50%, 7/26/2017	1,468,786
	TOTAL	16,906,617
	Building Materials—2.9%
3,000,000	American Builders & Contractors Supply Co. Inc., Term Loan—Institutional, 3.50%, 4/16/2020	2,982,750
3,000,000	CPG International, Inc., Term Loan—Institutional, 5.00%, 9/24/2020	2,994,375
1,975,000	Grohe Holding GMBH, Term Loan—Institutional, 5.00%, 5/18/2017	1,984,875
577,495	Nortek, Inc., Term Loan—Institutional, 5.25%, 4/26/2017	580,564
2,473,822	Roofing Supply Group, Term Loan—Institutional, 5.00%, 5/31/2019	2,487,218
	TOTAL	11,029,782
	Chemicals—1.9%
1,458,750	Omnova Solutions, Inc., Term Loan—Institutional, 4.25%, 5/31/2018	1,467,262
1,500,000	Oxea SARL, Term Loan—Institutional, 4.25%, 12/6/2019	1,490,625
2,000,000	Oxea SARL, Term Loan—Institutional, 8.25%, 5/15/2020	1,998,750
1,990,000	US Coatings Acquisition, Inc., Term Loan—Institutional, 4.75%, 2/1/2020	2,000,258
	TOTAL	6,956,895
	Consumer Products—7.3%
5,000,000	Activision Blizzard, Inc., Term Loan—Institutional, 3.25%, 7/26/2020	5,003,650
2,979,987	AOT Bedding Super Holdings LLC, Term Loan—Institutional, 5.00%, 10/1/2019	2,991,162
2,990,000	Apex Tool Group, Term Loan—Institutional, 4.50%, 2/1/2020	3,000,286
1,482,953	Freedom Group, Inc., Term Loan—Institutional, 5.50%, 4/19/2019	1,489,448
662,879	Prestige Brands Holdings, Inc., Term Loan—Institutional, 3.75%, 1/31/2019	665,530
496,250	ServiceMaster Co., Term Loan—Institutional, 4.25%, 1/31/2017	484,673
1,481,250	ServiceMaster Co., Term Loan—Institutional, 4.44%, 1/31/2017	1,451,625
3,500,000	Spectrum Brands Holdings, Inc., Term Loan—Institutional, 3.50%, 9/4/2019	3,505,513
366,652	Spectrum Brands Holdings, Inc., Term Loan—Institutional, 4.53%, 12/17/2019	368,668
3,451,701	SRAM LLC, Term Loan—Institutional, 4.02%, 4/10/2020	3,408,554
1,829,223	Visant Corp., Term Loan—Institutional, 5.25%, 12/22/2016	1,778,919
1,500,000	Water PIK, Inc., Term Loan—Institutional, 5.75%, 7/9/2020	1,477,500
1,000,000	Water PIK, Inc., Term Loan—Institutional, 9.75%, 1/9/2021	988,750
677,571	Wolverine World Wide, Inc., Term Loan—Institutional, 4.00%, 10/9/2019	681,976
	TOTAL	27,296,254
	Energy—1.6%
3,000,000	EMG Utica LLC, Term Loan—Institutional, 4.75%, 3/27/2020	3,016,875
375,000	EP Energy LLC., Term Loan—Institutional, 4.50%, 4/30/2019	375,624
500,000	Fieldwood Energy, Term Loan—Institutional, 3.88%, 9/25/2018	500,523

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Energy—continued
$1,500,000	Fieldwood Energy, Term Loan—Institutional, 8.38%, 9/30/2020	$1,497,660
497,500	Tesoro Corp., Term Loan—Institutional, 2.51%, 6/3/2016	498,510
	TOTAL	5,889,192
	Entertainment—1.9%
995,000	AMC Entertainment, Inc., Term Loan—Institutional, 3.50%, 4/30/2020	991,657
995,000	Cedar Fair LP, Term Loan—Institutional, 3.25%, 3/6/2020	998,109
992,500	Cinemark USA, Inc., Term Loan—Institutional, 3.19%, 12/18/2019	997,100
960,058	Regal Cinemas, Inc., Term Loan—Institutional, 2.71%, 8/23/2017	960,768
1,995,000	SeaWorld Entertainment, Inc., Term Loan—Institutional, 3.00%, 5/14/2020	1,975,798
1,007,827	Six Flags Theme Parks, Term Loan—Institutional, 4.00%, 12/20/2018	1,012,711
	TOTAL	6,936,143
	Financial Institutions—1.6%
2,000,000	Nuveen Investments, Inc., Term Loan—Institutional, 4.18%, 5/13/2017	1,979,380
2,000,000	Nuveen Investments, Inc., Term Loan—Institutional, 6.50%, 2/28/2019	1,992,500
1,990,000	TCW Group, Term Loan—Institutional, 4.00%, 12/20/2019	1,996,463
	TOTAL	5,968,343
	Food & Beverage—5.6%
61,707	Aramark Corp., Revolver—1st Lien, 3.68%, 7/26/2016	61,910
1,000,000	Aramark Corp., Term Loan—Institutional, 3.75%, 7/26/2016	1,003,300
761,627	Aramark Corp., Term Loan—Institutional, 3.71%, 7/26/2016	764,140
2,859,592	Del Monte Foods Co., Term Loan—Institutional, 4.00%, 3/8/2018	2,853,873
2,992,500	HJ Heinz Co., Term Loan—Institutional, 3.50%, 6/5/2020	3,005,757
1,347,959	Michael Foods, Inc., Term Loan—Institutional, 4.25%, 2/25/2018	1,356,384
2,992,500	Performance Food Group, Inc., Term Loan—Institutional, 6.25%, 11/14/2019	2,965,074
1,000,000	Pinnacle Foods Finance LLC., Term Loan—Institutional, 3.25%, 4/29/2020	991,250
3,985,000	Pinnacle Foods Finance LLC., Term Loan—Institutional, 3.25%, 4/29/2020	3,956,109
3,990,000	U.S. Foodservice, Inc., Term Loan—Institutional, 4.50%, 3/31/2019	3,973,800
	TOTAL	20,931,597
	Gaming—5.6%
1,437,993	Affinity Gaming LLC, Term Loan—Institutional, 5.50%, 11/9/2017	1,463,157
2,992,500	American Casino & Entertainment, Term Loan—Institutional, 6.00%, 7/3/2019	3,041,128
1,000,000	Caesars Entertainment, Inc., Term Loan—Institutional, 4.43%, 1/28/2018	891,785
2,459,163	Cannery Casino Resorts LLC, Term Loan—Institutional, 6.00%, 10/2/2018	2,455,327
507,143	Global Cash Access LLC, Term Loan—Institutional, 4.00%, 3/1/2016	508,410
2,989,987	MGM Resorts International, Term Loan—Institutional, 3.50%, 12/20/2019	2,983,903
1,697,893	Penn National Gaming, Inc., Term Loan—Institutional, 3.75%, 7/14/2018	1,701,722
1,995,000	Pinnacle Entertainment, Inc., Term Loan—Institutional, 3.75%, 8/13/2020	1,996,586
2,895,000	Seminole Tribe of Florida, Term Loan—Institutional, 3.00%, 4/29/2020	2,892,467
2,989,988	Station Casinos, Inc., Term Loan—Institutional, 5.00%, 3/1/2020	3,024,253
	TOTAL	20,958,738
	Health Care—10.5%
495,000	Alkermes, Inc., Term Loan—Institutional, 3.50%, 9/25/2019	493,144
4,952,001	Biomet, Inc., Term Loan—Institutional, 4.00%, 7/25/2017	4,981,019
1,835,700	Carestream Health, Inc., Term Loan—Institutional, 5.00%, 6/7/2019	1,847,632
2,000,000	Carestream Health, Inc., Term Loan—Institutional, 9.50%, 12/7/2019	1,990,000
2,488,731	DaVita HealthCare Partners, Inc., Term Loan—Institutional, 4.00%, 11/1/2019	2,501,797
1,171,494	DJO Finance LLC, Term Loan—Institutional, 4.75%, 9/15/2017	1,177,644
1,205,657	Emergency Medical Services Corp., Term Loan—Institutional, 4.00%, 5/25/2018	1,206,996
1,469,212	Grifols, Inc., Term Loan—Institutional, 4.25%, 6/1/2017	1,479,739

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Health Care—continued
$2,000,000	HCA, Inc., Term Loan—Institutional, 3.00%, 3/31/2017	$2,000,530
971,241	HCR Manor Care, Inc., Term Loan—Institutional, 5.00%, 4/6/2018	955,458
1,309,312	Hologic, Inc., Term Loan—Institutional, 3.75%, 8/1/2019	1,313,639
2,958,928	Iasis Healthcare, Term Loan—Institutional, 4.50%, 5/3/2018	2,968,633
1,421,073	Multiplan, Inc., Term Loan—Institutional, 4.00%, 8/18/2017	1,425,074
992,500	Pharmaceutical Product Development, Inc., Term Loan—Institutional, 4.25%, 12/5/2018	995,974
2,989,990	Radnet, Inc., Term Loan—Institutional, 4.25%, 10/10/2018	2,991,783
2,985,000	Truven Health Analytics, Inc., Term Loan—Institutional, 4.50%, 5/23/2019	2,999,925
492,500	United Surgical Partners International, Inc., Term Loan—Institutional, 4.25%, 4/19/2017	495,470
985,075	United Surgical Partners International, Inc., Term Loan—Institutional, 4.75%, 4/3/2019	991,542
2,977,500	Valeant Pharmaceuticals International, Inc., Term Loan—Institutional, 4.50%, 8/5/2020	2,999,623
1,458,049	Vanguard Health Holdings II, Term Loan—Institutional, 3.75%, 1/29/2016	1,459,645
496,250	VWR Funding, Inc., Term Loan—Institutional, 4.18%, 4/3/2017	498,525
1,470,344	VWR Funding, Inc., Term Loan—Institutional, 4.43%, 4/3/2017	1,472,645
	TOTAL	39,246,437
	Industrial - Other—7.5%
3,000,000	Belden, Inc., Term Loan—Institutional, 3.25%, 9/30/2020	3,009,375
4,000,000	Gardner Denver, Inc., Term Loan—Institutional, 4.25%, 7/30/2020	3,968,180
3,750,000	Generac Power Systems, Term Loan—Institutional, 3.50%, 5/31/2020	3,742,500
995,203	Hillman Group, Inc., Term Loan—Institutional, 4.25%, 5/28/2017	1,001,534
2,990,000	Miliacron LLC, Term Loan—Institutional, 4.25%, 3/31/2020	2,988,131
1,985,000	Mirror Bidco/Dematic, Term Loan—Institutional, 5.25%, 12/18/2019	1,999,054
4,000,000	Rexnord LLC, Term Loan—Institutional, 4.00%, 8/21/2020	3,959,000
3,478,731	Silver II Borrower Sarl, Term Loan—Institutional, 4.00%, 12/13/2019	3,453,267
1,985,000	Unifrax Investment Corp., Term Loan—Institutional, 4.25%, 8/5/2018	1,990,588
1,961,428	WESCO International, Inc., Term Loan—Institutional, 4.50%, 12/12/2019	1,965,966
	TOTAL	28,077,595
	Lodging—2.4%
2,000,000	Four Seasons Holdings, Term Loan—Institutional, 4.25%, 6/27/2020	2,020,000
1,000,000	Four Seasons Holdings, Term Loan—Institutional, 6.25%, 12/27/2020	1,025,000
6,000,000	Hilton Worldwide Finance LLC, Term Loan—Institutional, 4.00%, 9/23/2020	5,998,980
	TOTAL	9,043,980
	Media - Cable—2.5%
1,477,500	Cequel Communications Holdings, Term Loan—Institutional, 3.50%, 2/14/2019	1,478,335
3,990,000	Charter Communications, Inc., Term Loan—Institutional, 3.00%, 7/1/2020	3,954,030
2,000,000	Kabel Deutschland GMBH, Term Loan—Institutional, 3.25%, 2/1/2019	2,001,950
2,000,000	Virgin Media Investment Holdings, Term Loan—Institutional, 3.50%, 6/7/2020	1,991,800
	TOTAL	9,426,115
	Media - Non-Cable—6.8%
3,750,000	Clear Channel Communications, Inc., Term Loan—Institutional, 6.93%, 1/30/2019	3,485,625
1,227,787	Crown Media Holdings, Inc., Term Loan—Institutional, 4.00%, 7/14/2018	1,228,032
1,373,531	Cumulus Media, Inc., Term Loan—Institutional, 4.50%, 9/16/2018	1,384,176
3,990,000	Emerald Expo Holdings, Inc., Term Loan—Institutional, 5.50%, 6/17/2020	4,019,945
1,296,998	Entercom Communication Corp., Term Loan—Institutional, 5.03%, 11/23/2018	1,307,134
2,000,000	Entravision, Term Loan—Institutional, 3.50%, 5/31/2020	1,976,250
1,713,763	Hubbard Radio, Term Loan—Institutional, 4.50%, 4/28/2017	1,720,190
1,470,141	Intelsat Jackson Holdings S.A., Term Loan—Institutional, 4.25%, 4/2/2018	1,475,654
58,112	Lamar Media Corp., Term Loan—Institutional, 4.00%, 12/31/2016	58,148
1,992,500	NEP Broadcasting LLC, Term Loan—Institutional, 4.75%, 1/22/2020	2,001,845

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Media - Non-Cable—continued
$1,450,300	Nielsen Finance LLC/Nielsen Finance Co., Term Loan—Institutional, 2.93%, 5/1/2016	$1,454,441
1,985,000	SGS International, Inc., Term Loan—Institutional, 5.00%, 10/17/2019	1,989,962
1,401,408	SymphonyIRI Group, Inc., Term Loan—Institutional, 5.50%, 12/1/2017	1,406,670
1,000,000	TWCC Holding Corp., Term Loan—Institutional, 3.50%, 2/13/2017	1,002,505
1,000,000	TWCC Holding Corp., Term Loan—Institutional, 7.00%, 6/26/2020	1,028,750
	TOTAL	25,539,327
	Packaging & Containers—3.1%
1,488,064	Berry Plastics Group, Inc., Term Loan—Institutional, 2.18%, 4/3/2015	1,488,562
2,491,240	Berry Plastics Group, Inc., Term Loan—Institutional, 3.50%, 2/8/2020	2,468,508
2,977,500	Bway Holding Co., Term Loan—Institutional, 4.50%, 8/6/2017	2,992,388
2,000,000	Multi Packaging Solutions, Inc., Term Loan—Institutional, 4.25%, 8/15/2020	2,009,500
1,982,099	Reynolds Group, Term Loan—Institutional, 4.75%, 9/28/2018	1,987,993
491,250	Sealed Air Corp., Term Loan—Institutional, 4.00%, 10/3/2018	494,320
	TOTAL	11,441,271
	Restaurants—3.5%
1,252,487	DineEquity, Inc., Term Loan—Institutional, 3.75%, 10/19/2017	1,259,526
2,899,666	Dunkin' Brands, Inc., Term Loan—Institutional, 3.75%, 2/14/2020	2,898,304
1,481,668	NPC International, Inc., Term Loan—Institutional, 4.50%, 12/28/2018	1,490,313
2,987,500	OSI Restaurant Partners, Inc., Term Loan—Institutional, 3.50%, 10/26/2019	2,977,701
1,496,250	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Term Loan—Institutional, 3.50%, 4/29/2020	1,495,315
3,022,414	Wendy's International, Inc., Term Loan—Institutional, 3.25%, 5/15/2019	3,018,636
	TOTAL	13,139,795
	Retailers—6.0%
2,965,062	Academy Sports, Term Loan—Institutional, 4.50%, 8/3/2018	2,982,215
1,000,000	Gymboree Corp., Term Loan—Institutional, 5.00%, 2/23/2018	968,910
1,487,316	J Crew Group, Term Loan—Institutional, 4.00%, 3/7/2018	1,484,795
1,000,000	JC Penney Corp., Inc., Term Loan—Institutional, 6.00%, 5/22/2018	967,976
3,490,000	Jo-Ann Stores, Inc., Term Loan—Institutional, 4.00%, 3/18/2018	3,497,643
2,995,000	Michaels Stores, Inc., Term Loan—Institutional, 3.75%, 1/28/2020	2,999,807
3,326,499	Neiman-Marcus Group, Inc., Term Loan—Institutional, 4.00%, 5/16/2018	3,328,129
3,478,731	Party City Holdings, Inc., Term Loan—Institutional, 4.25%, 7/27/2019	3,475,826
1,458,750	PETCO Animal Supplies, Inc., Term Loan—Institutional, 4.00%, 11/24/2017	1,460,800
1,353,879	The Yankee Candle Co., Inc., Term Loan—Institutional, 6.25%, 4/2/2019	1,356,140
	TOTAL	22,522,241
	Services—1.9%
992,500	Garda Security Group, Inc., Term Loan—Institutional, 5.75%, 11/13/2019	997,463
1,437,658	KAR Auction Services, Inc., Term Loan—Institutional, 3.75%, 5/18/2017	1,444,544
2,477,527	Monitronics International, Inc., Term Loan—Institutional, 4.25%, 3/23/2018	2,479,075
1,995,000	US Infrastructure, Term Loan—Institutional, 4.75%, 7/29/2020	1,996,865
	TOTAL	6,917,947
	Technology—16.0%
1,985,000	Alcatel-Lucent USA, Inc., Term Loan—Institutional, 5.75%, 1/30/2019	2,003,242
1,982,694	Avaya, Inc., Term Loan—Institutional, 8.00%, 3/31/2018	1,882,498
1,477,771	Blackboard, Inc., Term Loan—Institutional, 6.25%, 10/4/2018	1,483,639
4,000,000	BMC Software, Inc., Term Loan—Institutional, 5.00%, 8/9/2020	4,007,000
1,990,002	CDW LLC, Term Loan—Institutional, 3.50%, 4/29/2020	1,961,714
975,000	CommScope, Inc., Term Loan—Institutional, 3.75%, 1/14/2018	979,417
3,990,000	Compucom System, Inc., Term Loan—Institutional, 4.25%, 5/9/2020	3,925,162
2,851,509	DataTel, Inc., Term Loan—Institutional, 4.50%, 7/19/2018	2,869,074

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Technology—continued
$3,000,000	Dell, Inc., Term Loan—Institutional, 4.50%, 3/24/2020	$2,951,250
1,955,225	Eagle Parent, Inc., Term Loan—Institutional, 4.50%, 5/16/2018	1,959,302
497,351	Emdeon, Inc., Term Loan—Institutional, 3.75%, 11/2/2018	497,687
4,026,740	First Data Corp., Term Loan—Institutional, 4.18%, 3/24/2017	3,998,211
3,000,000	Freescale Semiconductor, Inc., Term Loan—Institutional, 5.00%, 1/15/2021	3,008,430
1,990,000	Freescale Semiconductor, Inc., Term Loan—Institutional, 5.00%, 3/1/2020	2,000,656
1,488,750	Hyland Software, Inc., Term Loan—Institutional, 5.50%, 10/25/2019	1,496,663
500,000	Information Resources, Inc., Term Loan—Institutional, 4.75%, 9/26/2020	501,250
2,904,776	Interactive Data Corp., Term Loan—Institutional, 3.75%, 2/11/2018	2,895,713
997,500	Ion Trading Technologies Ltd., Term Loan—Institutional, 4.50%, 5/22/2020	998,747
1,000,000	Ion Trading Technologies Ltd., Term Loan—Institutional, 8.25%, 5/22/2021	1,003,125
1,488,750	Kronos, Inc., Term Loan—Institutional, 4.50%, 10/30/2019	1,491,549
1,780,634	Lawson Software, Inc., Term Loan—Institutional, 5.25%, 4/5/2018	1,793,250
1,913,055	Mmodal, Inc., Term Loan—Institutional, 7.50%, 8/17/2019	1,868,414
1,477,486	Rocket Software, Term Loan—Institutional, 5.75%, 2/8/2018	1,481,800
992,500	RP Crown Parent LLC, Term Loan—Institutional, 6.75%, 12/21/2018	1,001,457
1,500,000	SERENA Software, Inc., Term Loan—Institutional, 5.00%, 3/10/2016	1,493,438
453,733	SkillSoft Corp., Term Loan—Institutional, 5.50%, 5/26/2017	456,288
973,239	Spansion, Inc., Term Loan—Institutional, 5.25%, 12/13/2018	980,845
959,826	Syniverse Holdings, Inc., Term Loan—Institutional, 4.00%, 4/23/2019	959,630
1,939,043	Syniverse Holdings, Inc., Term Loan—Institutional, 4.00%, 4/23/2019	1,933,594
964,474	Trans Union LLC, Term Loan—Institutional, 4.25%, 2/10/2019	970,097
2,000,000	Triple Point Group Holdings, Inc., Term Loan—Institutional, 5.25%, 7/13/2020	1,953,750
1,496,250	Websense, Inc., Term Loan—Institutional, 4.50%, 6/25/2020	1,498,120
1,500,000	Websense, Inc., Term Loan—Institutional, 8.25%, 12/25/2020	1,501,875
	TOTAL	59,806,887
	Transportation—0.5%
1,956,372	Hertz Corp., Term Loan—Institutional, 3.00%, 3/11/2018	1,957,457
	Utility - Natural Gas—1.1%
2,992,500	Calpine Construction Finance Co., Term Loan—Institutional, 3.25%, 1/31/2022	2,949,483
1,125,000	Energy Transfer Equity LP, Term Loan—Institutional, 3.75%, 3/26/2017	1,131,756
	TOTAL	4,081,239
	Wireline Communications—2.0%
2,000,000	Level 3 Financing, Inc., Term Loan—Institutional, 4.00%, 1/15/2020	2,000,630
2,000,000	Level 3 Financing, Inc., Term Loan—Institutional, 4.00%, 1/15/2020	2,000,750
1,500,000	Level 3 Financing, Inc., Term Loan—Institutional, 4.75%, 8/1/2019	1,501,403
992,500	Windstream Corp., Term Loan—Institutional, 3.50%, 1/23/2020	991,671
987,500	Windstream Corp., Term Loan—Institutional, 4.00%, 8/8/2019	989,653
	TOTAL	7,484,107
	TOTAL FLOATING RATE LOANS (IDENTIFIED COST $363,919,982)	364,518,387
	EXCHANGE-TRADED FUND—4.6%
700,000	PowerShares Senior Loan Portfolio (IDENTIFIED COST $17,418,510)	17,276,000

Principal Amount or Shares			Value
		INVESTMENT COMPANY—9.2%
34,268,173	[1,2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	$34,268,173
		TOTAL INVESTMENTS—111.3% (IDENTIFIED COST $415,606,665)[3]	416,062,560
		OTHER ASSETS AND LIABILITIES - NET—(11.3)%[4]	(42,337,431)
		TOTAL NET ASSETS—100%	$373,725,129
1	Affiliated holding.
2	7-day net yield.
3	At September 30, 2013, the cost of investments for federal tax purposes was $415,498,076. The net unrealized appreciation of investments for federal tax purposes was $564,484. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,664,040 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,099,556.
4	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of open purchase transactions.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities and floating rate loans acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities, floating rate loans and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$—	$364,518,387	$—	$364,518,387
Exchange-Traded Fund	17,276,000	—	—	17,276,000
Investment Company	34,268,173	—	—	34,268,173
TOTAL SECURITIES	$51,544,173	$364,518,387	$—	$416,062,560
The following acronym is used throughout this portfolio:
PIK	—Payment in Kind

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date November 25, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 20, 2013